Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Sales	$ 1,514,692	$ 1,439,155	$ 4,778,527	$ 4,478,373
Cost of goods sold	741,436	573,455	2,375,551	1,846,728
Gross profit	773,256	865,700	2,402,976	2,631,645
Operating expenses:
Depreciation and amortization	196,168	234,461	620,666	623,660
Selling and marketing	51,256	35,420	130,167	91,697
General and administrative	1,892,327	1,009,162	4,683,481	3,552,390
Professional fees	326,800	311,813	839,831	419,291
Stock based compensation	460,146	0	460,146	62,600
Total operating expenses	2,926,697	1,590,856	6,734,291	4,749,638
Loss from operations	(2,153,441)	(725,156)	(4,331,315)	(2,117,993)
Other income (expense)
Interest expense, net	(492,783)	(330,006)	(2,236,545)	(1,220,148)
Loss on settlement of debt	0	(1,191,089)	(947,179)	(1,191,089)
Unrealized gain on change in fair value of derivative liabilities	0	22,764	0	8,831
Other gains (losses)	313,787	2,467	362,522	(563)
Total other income (expense)	(178,996)	(1,495,864)	(2,821,202)	(2,402,969)
Loss before income taxes	(2,332,437)	(2,221,020)	(7,152,517)	(4,520,962)
Provision for income taxes (benefit)	0	0	0	0
Net loss	(2,332,437)	(2,221,020)	(7,152,517)	(4,520,962)
Loss attributable to noncontrolling interest	(23,576)	0	(23,576)	0
Net loss attributable to Grom Social Enterprises Inc. stockholders	(2,308,861)	(2,221,020)	(7,128,941)	(4,520,962)
Convertible preferred stock beneficial conversion feature and other discounts accreted as a deemed dividend	0	(277,500)	0	(277,500)
Net loss attributable to Grom Social Enterprises Inc. common stockholders	$ (2,308,861)	$ (2,498,520)	$ (7,128,941)	$ (4,798,462)
Basic and diluted loss per common share	$ (0.21)	$ (0.45)	$ (0.91)	$ (0.87)
Weighted-average number of common shares outstanding:
Basic and diluted	11,118,290	5,540,233	7,808,344	5,528,061
Comprehensive loss:
Net loss	$ (2,332,437)	$ (2,221,020)	$ (7,152,517)	$ (4,520,962)
Foreign currency translation adjustment	(67,596)	60,721	(45,727)	123,557
Comprehensive loss	(2,400,033)	(2,160,299)	(7,198,244)	(4,397,405)
Comprehensive loss attributable to noncontrolling interests	(23,576)	0	(23,576)	0
Comprehensive loss attributable to Grom Social Enterprises Inc. stockholders	$ (2,376,457)	$ (2,160,299)	$ (7,174,668)	$ (4,397,405)